FAIR VALUE OF FINANCIAL INSTRUMENTS (Schedule of Assets and Liabilities Measured at Fair Value on Recurring Basis) (Details) - USD ($)	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debenture warrant liability	$ 8,215,035	$ 4,323,499	$ 7,256,864
Leapfrog warrant liability	1,161,350	622,436	1,873,107
Derivative liability	$ 902,915	496,260	2,026,031
Put liability
Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debenture warrant liability		4,323,499	7,256,863
Leapfrog warrant liability		622,436	1,873,107
Derivative liability		496,260	2,026,031
Put liability
Total liabilities		5,442,195	11,156,001
Total assets		2,723,264
Fair Value, Measurements, Recurring [Member] | Certificates of Deposit [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets
Fair Value, Measurements, Recurring [Member] | Money Market Funds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets
Fair Value, Measurements, Recurring [Member] | US Government Agencies Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets		2,723,264
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debenture warrant liability
Leapfrog warrant liability
Derivative liability
Put liability
Total liabilities
Total assets		2,723,264
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Certificates of Deposit [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Money Market Funds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | US Government Agencies Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets		2,723,264
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debenture warrant liability
Leapfrog warrant liability
Derivative liability
Put liability
Total liabilities
Total assets
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | Certificates of Deposit [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | Money Market Funds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | US Government Agencies Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debenture warrant liability		4,323,499	7,256,863
Leapfrog warrant liability		622,436	1,873,107
Derivative liability		496,260	2,026,031
Put liability
Total liabilities		5,442,195	11,156,001
Total assets
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | Certificates of Deposit [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | Money Market Funds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | US Government Agencies Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets